Private Placement (Details) - Private Placement [Member] $ / shares in Units, $ in Millions	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Private Placement (Details) [Line Items]
Aggregate purchase of shares | shares	533,500
Price per share | $ / shares	$ 10.00
Gross proceeds | $	$ 5.3